Financial Risk Management - Schedule of Assets and Liabilities Measured at Fair Value (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Derivatives used for hedging	S/ 1,831,079	S/ 1,814,637
Level 2 of fair value hierarchy [member] | Derivatives used for hedging [member]
Financial liabilities
Derivatives used for hedging		S/ 52